UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2005


Check here if Amendment [ ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   CAZENOVE FUND MANAGEMENT LIMITED
        12 Moorgate
        London, England EC2R 6DA

Form 13F File Number:  028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jeremy Turnbull
Title:        Compliance Officer
Phone:        +44 (0)20 7155 5012

Signature, Place, and Date of Signing:

JEREMY TURNBULL                 London, England                4th October 2005
------------------              ---------------                --------------
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------------------

Form 13F Information Table Entry Total:           61
                                          ----------------------

Form 13F Information Table Value Total:         $41,653
                                          ----------------------
                                               (thousands)

List of Other Included Managers:

NONE

                        Cazenove Fund Management Limited

                           Form 13F Information Table


    Name of issuer       Title of      CUSIP        Value     Shrs or   SH/PRN  Put/  Investment   Other         Voting authority
                           class                  (x$1000)    prn amt           Call  discretion   managers    Sole   Shared    None

3M CO                      COM         88579Y101      305       4160     SH             Sole         N/A        4160

ABBOTT LABS                COM         002824100      232       5460     SH             Sole         N/A        5460

ALTRIA GROUP INC           COM         02209S103      564       7650     SH             Sole         N/A        7650

AMERICAN EXPRESS CO        COM         025816109      478       8320     SH             Sole         N/A        8320

AMERICREDIT CORP           COM         03060R101     1620      67866     SH             Sole         N/A       67866

AMGEN INC                  COM         031162100      331       4155     SH             Sole         N/A        4155

ANHEUSER BUSCH COS INC     COM         035229103      490      11385     SH             Sole         N/A       11385

APPLIED INDL
TECHNOLOGIES IN            COM         03820C105      545      15187     SH             Sole         N/A       15187

APPLIED MATLS INC          COM         038222105      294      17320     SH             Sole         N/A       17320

BAUSCH & LOMB INC          COM         071707103     1128      13984     SH             Sole         N/A       13984

BEAR STEARNS COS INC       COM         073902108      219       2000     SH             Sole         N/A        2000

BERKSHIRE HATHAWAY INC
DEL                        CL A        084670108      656          8     SH             Sole         N/A           8

CAMPBELL SOUP CO           COM         134429109      244       8208     SH             Sole         N/A        8208

CANARGO ENERGY CORP        COM         137225108       86      45600     SH             Sole         N/A       45600

CITIGROUP INC              COM         172967101      947      20802     SH             Sole         N/A       20802

COCA COLA CO               COM         191216100     2167      50171     SH             Sole         N/A       50171

COLGATE PALMOLIVE CO       COM         194162103      432       8180     SH             Sole         N/A        8180

COMCAST CORP NEW         CL A SPL      20030N200      412      14330     SH             Sole         N/A       14330

DOVER CORP                 COM         260003108      479      11744     SH             Sole         N/A       11744

EXXON MOBIL CORP           COM         30231G102     5282      83132     SH             Sole         N/A       83132

GASCO ENERGY INC           COM         367220100      166      25000     SH             Sole         N/A       25000

GENERAL ELEC CO            COM         369604103     3487     103562     SH             Sole         N/A      103562

GENZYME CORP               COM         372917104      239       3341     SH             Sole         N/A        3341

GILLETTE CO                COM         375766102      233       4000     SH             Sole         N/A        4000

                         SPONSORED
GLAXOSMITHKLINE PLC        ADR         37733W105      439       8566     SH             Sole         N/A        8566

HALLMARK FINL
SVCS INC EC                COM         40624Q104       12      10000     SH             Sole         N/A       10000

HARTFORD FINL SVCS
GROUP INC                  COM         416515104      267       3465     SH             Sole         N/A        3465

HOLLINGER INTL INC         CL A        435569108      141      14450     SH             Sole         N/A       14450

HONEYWELL INTL INC         COM         438516106      315       8400     SH             Sole         N/A        8400

INTEL CORP                 COM         458140100      530      21485     SH             Sole         N/A       21485

INTERNATIONAL BUSINESS
MACHS                      COM         459200101      814      10153     SH             Sole         N/A       10153

                          US TIPS
ISHARES TR                 BD FD       464287176      623       5915     SH             Sole         N/A        5915

                          DJ SEL
ISHARES TR                DIV INX      464287168     4578      73510     SH             Sole         N/A       73510

JOHNSON & JOHNSON          COM         478160104     1089      17208     SH             Sole         N/A       17208

JPMORGAN & CHASE & CO      COM         46625H100      609      17963     SH             Sole         N/A       17963

L-3 COMMUNICATIONS
HLDGS INC                  COM         502424104      341       4310     SH             Sole         N/A        4310

MARSH & MCLENNAN
COS INC                    COM         571748102      622      20444     SH             Sole         N/A       20444

MCDONALDS CORP             COM         580135101      785      23436     SH             Sole         N/A       23436

MERCK & CO INC             COM         589331107      509      18688     SH             Sole         N/A       18688

MICROSOFT CORP             COM         594918104      391      15195     SH             Sole         N/A       15195

ORACLE CORP                COM         68389X105      528      42595     SH             Sole         N/A       42595

PALL CORP                  COM         696429307      598      21762     SH             Sole         N/A       21762

PEPSICO INC                COM         713448108      320       5650     SH             Sole         N/A        5650

PFIZER INC                 COM         717081103      300      12025     SH             Sole         N/A       12025

PROCTER & GAMBLE CO        COM         742718109      226       3800     SH             Sole         N/A        3800

                          NY REG
ROYAL DUTCH PETE CO      EUR .56       780257804     1507      24000     SH             Sole         N/A       24000

SHERWIN WILLIAMS CO        COM         824348106      216       4900     SH             Sole         N/A        4900

SMURFIT-STONE
CONTAINER CORP             COM         832727101      360      34773     SH             Sole         N/A       34773

ST PAUL TRAVELERS INC      COM         792860108      378       8428     SH             Sole         N/A        8428

SYSCO CORP                 COM         871829107      201       6400     SH             Sole         N/A        6400

THERMO ELECTRON CORP       COM         883556102      233       7530     SH             Sole         N/A        7530

TYCO INTL LTD NEW          COM         902124106      223       8000     SH             Sole         N/A        8000

UNITED TECHNOLOGIES
CORP                       COM         913017109      249       4800     SH             Sole         N/A        4800

VIA NET WRKS INC           COM         925912107        2      26345     SH             Sole         N/A       26345

                          SPON ADR
VIVENDI UNIVERSAL          NEW         92851S204      495      15120     SH             Sole         N/A       15120

STEWART W P & CO LTD       COM         G84922106      821        519     SH             Sole         N/A         519

WACHOVIA CORP 2ND NEW      COM         929903102      578      12145     SH             Sole         N/A       12145

WALGREEN CO                COM         931422109      248       5715     SH             Sole         N/A        5715

WAL MART STORES INC        COM         931142103      583      13300     SH             Sole         N/A       13300


WELLS FARGO & CO NEW       COM         949746101      205       3500     SH             Sole         N/A        3500

WYETH                      COM         983024100      281       6070     SH             Sole         N/A        6070
